Nationwide Invesco Core Plus Bond Fund Expense Example - Nationwide Invesco Core Plus Bond Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 505
Expense Example, with Redemption, 3 Years	731
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	1,674
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	209
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	893
Institutional Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	$ 1,012